UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Roark, Rearden & Hamot Capital Management, LLC*
Address:       420 Boylston Street
               Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth W. Hamot
Title:     Managing member
Phone:     (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot             Boston, MA              May 17, 2010
-----------------------    ----------------------  --------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $122,062
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.     Form 13F File Number     Name
          1       28-11734                 Costa Brava Partnership III L.P.
          2       28-11736                 Roark, Rearden & Hamot, LLC
          3       28-11733                 Seth W. Hamot

                                                           Costa Brava Partnership III L.P.

                                                     Form 13F Information Table as of 3/31/2010
                                                                                                                    Voting Authority
                                                                               Market
                                                                Shares or PRN   Value    Investment
Name of Issuer                Title of Class    CUSIP                Amount  Long x1000 Discretion  Other Managers  Sole Shared None

AEROPOSTALE                   COM               '007865108           127500  3,675.83       sole                  127500
AEROPOSTALE                   CALL              ZLZ 110122C00023330     600    648.00       sole                     600
BREITBURN ENERGY PARTNERS L P COM UT LTD PTN    106776107            333102  4,969.88       sole                  333102
DJSP ENTERPRISES INCORPORATE  SHS               G7982P104            411826  4,785.42       sole                  411826
ALESCO FINL INC               NOTE 7.625% 5/1   014485AB2           1700000  1,463.70       sole                 1700000
COMBIMATRIX CORPORATION       COM               20009T105             46652    235.59       sole                   46652
CONEXANT SYSTEMS INC          COM NEW           207142308            450000  1,530.00       sole                  450000
DG FASTCHANNEL INC            COM               23326R109             26800    856.26       sole                   26800
DIREXION SHS ETF TR           DLY SMCAP BEAR 3X 25459W839            100000    716.25       sole                  100000
ENERGY PARTNERS LTD           COM NEW           29270U303            200562  2,442.85       sole                  200562
ENTORIAN TECHNOLOGIES INC     COM NEW           29383P209             91847    226.86       sole                   91847
GT SOLAR INTL INC             COM               3623EO959            150000    784.50       sole                  150000
HECKMANN CORP                 COM               422680108           1282504  7,438.52       sole                 1282504
HECKMANN CORP                 *W EXP 11/09/201  422680116             53200     41.50       sole                   53200
HECKMANN CORP                 CALL              HEK 100619C00007500     225      2.25       sole                     225
IMAX CORP                     COM               45245E109             55000    989.07       sole                   55000
INCONTACT INC                 COM               45336E109             60000    171.00       sole                   60000
INDIA GLOBALIZATION CAP INC   COM               45408X100            303550    355.15       sole                  303550
IRIDIUM COMMUNICATIONS INC    COM               46269C102            250000  2,027.50       sole                  250000
KIT DIGITAL INC               COM NEW           482470200            583392  7,514.09       sole                  583392
LIBERTY ACQUISITION HLDGS CO  *W EXP 12/12/201  53015Y115           3335900  2,952.27       sole                 3335900
MAXYGEN INC                   COM               577776107            325442  2,138.15       sole                  325442
MDS INC                       COM               55269P302            825000  7,001.40       sole                  825000
MEDQUIST INC                  COM               584949101           2428272 18,964.80       sole                 2428272
METROPOLITAN HEALTH NETWORKS  COM               592142103             65000    209.95       sole                   65000
MYRIAD PHARMACEUTICALS INC    COM               62856H107            590338  2,668.33       sole                  590338
NABI BIOPHARMACEUTICALS       COM               629519109           2000000 11,000.00       sole                 2000000
NEWCASTLE INVT CORP           COM               65105M108           1000000  3,230.00       sole                 1000000
ORANGE 21 INC                 COM               685317109           3366313  2,188.10       sole                 3366313
PHOENIX TECHNOLOGY LTD        COM               719153108            187500    601.88       sole                  187500
PLANAR SYS INC                COM               726900103           1049032  2,937.71       sole                 1049032
QLT INC                       COM               746927102           2664644  3,589.68                            2664644
RADIAN GROUP INC              COM               750236101            225273  3,523.27                             225273
TECHTEAM GLOBAL INC           COM               878311109           1319274  8,878.71                            1319274
ULTRALIFE CORP                COM               903899102            325000  1,303.25                             325000

